Loan Receivables - Schedule of Outstanding Balances (Details)		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Outstanding Balances [Abstract]
Not past due		RM 73,517,552	$ 16,445,408	RM 35,253,705
Past due	[1]	2,300,290	514,560	1,595,056
Total		75,817,842	16,959,968	36,848,761
Less: Provision for allowance for expected credit losses on loan receivables		(510,281)	(114,147)	(272,225)
Net trade receivables		RM 75,307,561	$ 16,845,821	RM 36,576,536

[1]	Aging of loan receivables that are past due the average credit period: